Commitments and Contingencies (Tables)	12 Months Ended
Dec. 29, 2012
Future Minimum Lease Payments Under Leases

Future minimum lease payments under the leases are as follows:

In thousands	Operating Leases	Capital Leases
2013	$6,689	$2,556
2014	6,067	2,163
2015	4,956	233
2016	4,172	34
2017	3,417	28
Thereafter	4,312	—

Total minimum lease payments	$29,613	$5,014

Less interest expense	—	(231)

Capital lease obligations	$—	$4,783